PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019
Cost
Buildings	$6,326,744	$6,288,083
Furniture, fixtures and equipment	1,065,280	1,071,341
Leasehold improvements	1,175,678	1,049,332
Plant and gaming machinery	276,499	265,856
Transportation	219,646	218,952
Construction in progress	399,041	143,330
Freehold land	86,603	77,876

Sub-total	9,549,491	9,114,770
Less: accumulated depreciation and amortization	(3,868,223)	(3,390,861)

Property and equipment, net	$5,681,268	$5,723,909

As of December 31, 2020 and 2019, construction in progress
,
mainly in relation to Studio City and Cyprus Operations
,
included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $46,277 and $21,774, respectively.
The cost and accumulated depreciation and amortization of
right-of-use
assets held under finance lease arrangements were $246,638 and $80,565 as of December 31, 2020 and $233,503 and $63,758 as of December 31, 2019, respectively. Further information on
 the lease arrangements is included in Note 13.